FAIR VALUE OF FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Schedule of Fair Value of Assets and Liabilities, By Type (Details) - USD ($) $ in Thousands	Oct. 29, 2017	Oct. 30, 2016
Assets:
Assets, recurring fair value measurements	$ 6,481	$ 5,748
Liabilities:
Liabilities, recurring fair value measurements	4,923	3,847
Level 1
Assets:
Assets, recurring fair value measurements	4,935	5,043
Liabilities:
Liabilities, recurring fair value measurements	0	0
Level 2
Assets:
Assets, recurring fair value measurements	1,546	705
Liabilities:
Liabilities, recurring fair value measurements	4,923	3,847
Level 3
Assets:
Assets, recurring fair value measurements	0	0
Liabilities:
Liabilities, recurring fair value measurements	0	0
Deferred compensation plan liability
Liabilities:
Liabilities, recurring fair value measurements	4,923	3,847
Deferred compensation plan liability | Level 1
Liabilities:
Liabilities, recurring fair value measurements	0	0
Deferred compensation plan liability | Level 2
Liabilities:
Liabilities, recurring fair value measurements	4,923	3,847
Deferred compensation plan liability | Level 3
Liabilities:
Liabilities, recurring fair value measurements	0	0
Total short-term investments in deferred compensation plan
Assets:
Assets, recurring fair value measurements	6,481	5,748
Total short-term investments in deferred compensation plan | Level 1
Assets:
Assets, recurring fair value measurements	4,935	5,043
Total short-term investments in deferred compensation plan | Level 2
Assets:
Assets, recurring fair value measurements	1,546	705
Total short-term investments in deferred compensation plan | Level 3
Assets:
Assets, recurring fair value measurements	0	0
Money market
Assets:
Assets, recurring fair value measurements	1,114	422
Money market | Level 1
Assets:
Assets, recurring fair value measurements	1,114	422
Money market | Level 2
Assets:
Assets, recurring fair value measurements	0	0
Money market | Level 3
Assets:
Assets, recurring fair value measurements	0	0
Mutual funds – Growth
Assets:
Assets, recurring fair value measurements	958	773
Mutual funds – Growth | Level 1
Assets:
Assets, recurring fair value measurements	958	773
Mutual funds – Growth | Level 2
Assets:
Assets, recurring fair value measurements	0	0
Mutual funds – Growth | Level 3
Assets:
Assets, recurring fair value measurements	0	0
Mutual funds – Blend
Assets:
Assets, recurring fair value measurements	1,948	3,118
Mutual funds – Blend | Level 1
Assets:
Assets, recurring fair value measurements	1,948	3,118
Mutual funds – Blend | Level 2
Assets:
Assets, recurring fair value measurements	0	0
Mutual funds – Blend | Level 3
Assets:
Assets, recurring fair value measurements	0	0
Mutual funds – Foreign blend
Assets:
Assets, recurring fair value measurements	915	730
Mutual funds – Foreign blend | Level 1
Assets:
Assets, recurring fair value measurements	915	730
Mutual funds – Foreign blend | Level 2
Assets:
Assets, recurring fair value measurements	0	0
Mutual funds – Foreign blend | Level 3
Assets:
Assets, recurring fair value measurements	0	0
Mutual funds – Fixed income
Assets:
Assets, recurring fair value measurements	1,546	705
Mutual funds – Fixed income | Level 1
Assets:
Assets, recurring fair value measurements	0	0
Mutual funds – Fixed income | Level 2
Assets:
Assets, recurring fair value measurements	1,546	705
Mutual funds – Fixed income | Level 3
Assets:
Assets, recurring fair value measurements	$ 0	$ 0